13. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) [Table Text Block] (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2019 $	2018 $

Net loss before income taxes	(18,611,721)	(7,825,089)
Canadian statutory income tax rate	27.00%	26.50%

Expected income tax recovery at statutory rate	5,025,165	2,073,649

Tax effect of:
Other non-deductible expense	2,095,667	(96,209)
Difference between income tax rates	(303,226)	-
Change in tax rate	-	20,314
Change in unrecognized deferred tax assets	(6,817,606)	(1,997,754)

Income tax recovery	-	-